Intangible Assets (Details) - Schedule of Estimates its Amortization Expense - Amortization Expense [Member]	Dec. 31, 2023 USD ($)
Schedule of Estimates its Amortization Expense [Line Items]
2024	$ 678,160
2025	437,453
2026	135,567
Total amortization expense	$ 1,251,180